Legal proceedings	12 Months Ended
Dec. 31, 2018
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Legal proceedings

45. Legal proceedings

The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust and governmental investigations, as well as related private litigation. The most significant of these matters, other than tax matters, are described below. The Group makes provision for these proceedings on a regular basis as summarised in Note 2, ‘Accounting principles and policies’ and Note 29, ‘Other provisions’.

The Group may become involved in significant legal proceedings in respect of which it is not possible to make a reliable estimate of the expected financial effect, if any, that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosures about such cases would be included in this note, but no provision would be made for the cases.

With respect to each of the legal proceedings described below, other than those for which a provision has been made, the Group is unable to make a reliable estimate of the expected financial effect at this stage. The Group does not believe that information about the amount sought by the plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.

Legal expenses incurred and provisions related to legal claims are charged to selling, general and administration costs. Provisions are made, after taking appropriate legal and other specialist advice, where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome of the dispute. For certain product liability claims, the Group will make a provision where there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. At 31 December 2018, the Group’s aggregate provision for legal and other disputes (not including tax matters described in Note 14, ‘Taxation’) was £219 million. However, this provision is offset by a related £37 million receivable which means the net exposure to the Group is £182 million. The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.

The Group’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a material amount the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.

Intellectual property

Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for the Group.

Dolutegravir/Tivicay/Triumeq

In September and October 2017, ViiV Healthcare received patent challenge letters under the Hatch-Waxman Act from Cipla, Dr. Reddy’s Labs and Apotex for Triumeq and Tivicay, and from Lupin and Mylan for Triumeq and from Sandoz for Tivicay. ViiV Healthcare lists two patents for dolutegravir, the active ingredient in Tivicay and one of the active ingredients in Triumeq, in the FDA Orange Book. One patent, covering the molecule dolutegravir, expires on 5 October 2027. A second patent, claiming a certain crystal forms of dolutegravir, expires on 8 December 2029. All the letters challenged only the patent for the crystal form. Some generic companies alleged that the crystal form patent is not valid. Others challenged validity and asserted that their proposed product would not infringe the crystal form patent.

On 7 February 2017, ViiV Healthcare filed patent infringement suits against all the generic companies in the US District Court for the District of Delaware. Additionally, ViiV Healthcare also filed suit against certain of the generic companies in the US District Court for the District of New Jersey, and the US District Court for the District of West Virginia. The case against Mylan is now proceeding in the Northern District of West Virginia. The court has set the case against Mylan for trial in June 2020. The cases against the other defendants are proceeding in the District of Delaware. The District of Delaware has not yet set a trial date for the cases.

On 7 February 2018, ViiV Healthcare filed patent infringement litigation against Gilead Sciences Inc. (Gilead) over bictegravir in the US District Court for the District of Delaware (U.S. Patent No. 8,129,385) and the Canadian Federal Court (Canadian patent No. 2,606,282). ViiV Healthcare alleges that Gilead’s triple combination HIV drug containing the HIV integrase inhibitor bictegravir infringes ViiV Healthcare’s patent covering dolutegravir and other compounds that include dolutegravir’s unique chemical scaffold. In both the US and Canada, ViiV Healthcare seeks financial redress rather than injunctive relief. The District of Delaware case is set for trial in September 2020. The Canadian court has not set a trial date for the Canadian action.

Kivexa

In 2018, ViiV Healthcare reached confidential agreements with each of DOC Generici, Farmoz and Kyowa Pharmaceuticals to settle various challenges to the validity of the Supplementary Protection Certificate (‘SPC’) for the patent covering the combination of lamivudine and abacavir for Kivexa and certain counterclaims brought by ViiV Healthcare for infringement of that SPC. These settlements brought an end to litigation and arbitration proceedings between ViiV Healthcare and DOC Generici in Italy, between ViiV Healthcare and Farmoz in Portugal, and between ViiV Healthcare and Kyowa Pharmaceuticals in Japan.

In June 2017, Biogaran commenced proceedings in France seeking revocation of the French SPC covering Kivexa. No trial date has been set for this action.

In Q2 2018, ViiV Healthcare commenced proceedings against Sandoz in Switzerland. Sandoz countered challenging the validity of the patent relating to Kivexa. No trial date has been set for this action.

Product liability

Pre-clinical and clinical trials are conducted during the development of potential products to determine the safety and efficacy of products for use by humans following approval by regulatory bodies.

Notwithstanding these efforts, when drugs and vaccines are introduced into the marketplace, unanticipated safety issues may become, or be claimed by some to be, evident. The Group is currently a defendant in a number of product liability lawsuits related to the Group’s Pharmaceutical, Vaccine and Consumer Healthcare products. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision, as appropriate, for the matters below in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions.’

Avandia

The Group has been named in product liability lawsuits on behalf of individuals asserting personal injury claims arising out of the use of Avandia. Economic loss actions have also been filed seeking restitution and penalties under consumer protection and other laws.

As of February 2019, there are seven remaining US cases. Four are personal injury actions subject to a settlement agreement and will be dismissed once the settlement has been finalised. Two are class actions, brought by third-party payers asserting claims under the Racketeer Influenced and Corrupt Organizations Act (RICO) and state consumer protection laws, and are on appeal from summary judgements granted in favour of the Group. In the last of the seven, the Santa Clara County (California) Action, summary judgement was granted in favour of the Group on all issues except for the civil penalty claims under California’s False Advertising Act.

Additionally, there are 13 class actions pending in Canada, but the Group has reached an agreement, subject to court approval, to settle all of them.

Seroxat/Paxil and Paxil CR

The Group has received numerous lawsuits and claims alleging that use of Paxil (paroxetine) has caused a variety of injuries. Most of these lawsuits contain one or more of the following allegations: (i) that use of Paxil during pregnancy caused congenital malformations, persistent pulmonary hypertension or autism; (ii) that Paxil treatment caused patients to commit suicidal or violent acts; and (iii) that the Group failed to warn that patients could experience certain symptoms on discontinuing Paxil treatment.

– Pregnancy

The Group has reached agreements to settle the majority of the US claims relating to the use of Paxil during pregnancy as of February 2019, but 11 lawsuits related to use during pregnancy are still pending in various courts in the US.

The Singh action in Alberta, Canada, a proposed national class action, seeks to certify a class relating to birth defects generally. The court, after hearing argument in January 2019, has plaintiffs’ class certification motion under consideration.

Another Canadian class action, Jensen, alleging claims of Paxil (and other SSRI) use and autism was filed in Saskatchewan in January 2017; however, there has been no activity in the case since the filing.

– Acts of violence

As of February 2019, there were six pending claims or cases concerning allegations that patients who took paroxetine or Paxil committed or attempted to commit suicide or acts of violence: five claims or cases are in the US and one case is in Canada. One of the US cases, Dolin, involving the suicide of a man who allegedly took generic paroxetine manufactured by Mylan, resulted in a $3 million verdict for the plaintiff; however, on 22 August 2018 the US Court of Appeals for the Seventh Circuit reversed the jury verdict and found in favour of the Group. Plaintiff has filed a petition for writ of certiorari asking the US Supreme Court to review the case. The remaining US cases are largely dormant.

In the one pending Canadian action, Carmichael, the Group has filed a motion for summary judgement based on the statute of limitations.

– Discontinuation

In the UK, a long-pending group action alleges that Seroxat caused severe discontinuation symptoms. In 2010, the Legal Services Commission (“LSC”) withdrew public funding from hundreds of claimants, causing termination of most claims. In 2015, the Legal Aid Agency (formerly the LSC) discharged the public funding certificate following a 2013 recommendation of its Special Cases Review Panel that these cases have poor prospects of success.

However, more recently, Fortitude Law was engaged with the purpose of resurrecting the Seroxat group action, and obtained third-party funding for the experts and the 103 remaining claimants. The Group asked the court to require the third-party funder to provide security for the litigation costs in the event plaintiffs lose.

On 8 December 2017, the High Court ruled in favour of the Group on its application for an order that the claimants’ litigation funder give security for costs for a sum in excess of the total funding it had committed to the case. The trial of the action is scheduled to commence in April 2019.

Zofran

Plaintiffs allege that their children suffered birth defects as a result of the mothers’ ingestion of Zofran and/or generic ondansetron for pregnancy-related nausea and vomiting. Plaintiffs assert that the Group sold Zofran knowing it was unsafe for pregnant women, failed to warn of the risks, and illegally marketed Zofran “off-label” for use by pregnant women.

As of February 2019, the Group is a defendant in 430 personal injury lawsuits. All but two of the lawsuits are part of a multi-district litigation proceeding (“MDL”) in the US District Court for the District of Massachusetts.

In the MDL, the parties are in the process of completing case-specific discovery and selecting cases for potential trials. While the court recently denied the Group’s motion for summary judgment based on a federal preemption argument, the Group continues to seek the dismissal of individual cases on other grounds as appropriate.

GSK is also a defendant in four proposed class actions in Canada. There has been no significant activity in these four matters; however, the parties have recently agreed to a schedule for class certification proceedings in the matter pending in Ontario.

Sales and marketing and regulation

The Group’s marketing and promotion of its Pharmaceutical and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes, except as noted below.

Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions’.

SFO and SEC/DOJ Anti-corruption enquiries

On 27 May 2014, the UK Serious Fraud Office (SFO) began a formal criminal investigation into the Group’s commercial operations in a number of countries, including China. The SFO inquiry followed investigations initiated by China’s Ministry of Public Security in June 2013 (the ‘China Investigations’), which resulted in a ruling in 2014 that, according to Chinese law, GSK China Investment Co. Ltd. (‘GSKCI’) had offered money or property to non-government personnel in order to obtain improper commercial gains and GSKCI being found guilty of bribing non-government personnel.

On 30 September 2016, the Group reached a global resolution with the US Securities and Exchange Commission (SEC) regarding the SEC’s investigation under the US Foreign Corrupt Practices Act (FCPA) into the Group’s commercial practices in countries outside of the US, including China. As part of the resolution, the Group agreed to pay a civil penalty of $20 million to the US Government. The US Department of Justice (DOJ) confirmed that it had concluded its investigation into the Group’s commercial practices and would take no action against the Group. As part of the resolution with the SEC, the Group agreed to certain undertakings, including a period of self-monitoring and reporting. The Group’s obligations under that resolution continued through 30 September 2018 and have now concluded.

In the course of its inquiry, the SFO had requested additional information from the Group regarding third-party advisers engaged by the company in the course of the China Investigations. The SEC and DOJ are also investigating these matters following the Group’s reporting of the SFO’s inquiries. The Group is co-operating and responding to these requests. On 22 February 2019, the SFO announced that it would be closing its investigation and confirmed that it would be taking no further action against the Group. The SEC and DOJ investigations into these issues continue.

The Group is unable to make a reliable estimate of the expected financial effect of these investigations, and no provisions have been made for them.

US Vaccines subpoena

On 25 February 2016, the Group received a subpoena from the US Attorney’s Office for the Southern District of New York requesting documents relating to the Group’s Vaccines business. The Group responded to the subpoena and was informed by the government in 2018 that the government would be closing the matter without further action.

Average wholesale price

The Attorney General in Illinois filed suit against the Group and a number of other pharmaceutical companies claiming damages and restitution due to average wholesale price (AWP) and/or wholesale acquisition cost (WAC) price reporting for pharmaceutical products covered by the state’s Medicaid programmes. The case alleges that the Group reported or caused to be reported false AWP and WAC prices, which, in turn, allegedly caused the state Medicaid agency to reimburse providers more money for covered medicines than the agency intended. The state has sought recovery on behalf of itself as payer and on behalf of in-state patients as consumers. The case is ongoing, and no trial date has yet been set as to the Group.

Cidra third-party payer litigation

On 25 July 2013, a number of major US healthcare insurers filed suit against the Group in the Philadelphia, Pennsylvania County Court of Common Pleas seeking compensation for reimbursements they made for medicines manufactured at the Group’s former Cidra plant in Puerto Rico. These insurers claim that the Group knowingly and illegally marketed and sold adulterated drugs manufactured under conditions non-compliant with cGMP (current good manufacturing practices) and that they, as third-party insurers, were unlawfully induced to pay for them. The suit alleges both US federal and various state law causes of action. Discovery is complete, and the Group has filed a motion for summary judgement, which likely will be heard in spring 2019. No trial date has yet been set.

Anti-trust/competition

Certain governmental actions and private lawsuits have been brought against the Group alleging violation of competition or anti-trust laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes, except as noted below. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions’.

UK Competition and Markets Authority investigation

On 12 February 2016, the UK Competition and Markets Authority (CMA) issued a decision fining the Group and two other pharmaceutical companies for infringement of the Competition Act. The CMA imposed a fine of £37.6 million on the Group, as well as fines totaling £7.4 million against the other companies. This relates to agreements to settle patent disputes between the Group and potential suppliers of generic paroxetine formulations, entered into between 2001 and 2003. The Group terminated the agreements at issue in 2004. The Group believes it has strong grounds for its appeal of the CMA’s finding to the Competition Appeal Tribunal (CAT) in order to overturn the fine or substantially reduce it. The appeal concluded in April 2017. The CAT delivered its initial judgement on the appeal on 8 March 2018, referring all the principle points at issue to the Court of Justice of the EU for a preliminary ruling. The matter will then return to the CAT for final judgement. No provision has been made for this matter.

Lamictal

Purported classes of direct and indirect purchasers filed suit in the US District Court for the District of New Jersey alleging that the Group and Teva Pharmaceuticals unlawfully conspired to delay generic competition for Lamictal, resulting in overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement litigation. A separate count accuses the Group of monopolising the market.

On 26 June 2015, the Court of Appeals reversed the trial court’s decision to dismiss the case and remanded the action back to the trial court. On 18 May 2016, the trial court denied the indirect purchaser class plaintiffs’ motion for reconsideration of the Court’s dismissal of their claims. As a result, the indirect purchaser class representatives agreed to a settlement to exit the case and resolve their remaining claims. On 13 December 2018, the trial judge granted plaintiffs’ class certification motion, certifying a class of direct purchasers in this action. The Group is pursuing an appeal with the Court of Appeals regarding the class certification.

Commercial and corporate

The Group is a defendant in certain cases which allege violation of US federal securities and ERISA laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 29, ‘Other provisions”.

Securities/ERISA class actions – Stiefel

On 12 December 2011, the US Securities and Exchange Commission (SEC) filed a formal complaint against Stiefel Laboratories, Inc., and Charles Stiefel in the US District Court for the District of Florida alleging that Stiefel and its principals violated federal securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to the company at a greatly undervalued price and without disclosing to employees that the company was about to be sold to the Group. The case was stayed while several private actions brought by former Stiefel employees proceeded through the courts but was returned to active status in early summer 2015. It is unclear when the case ultimately will be scheduled for trial.

In addition to the SEC case, one private matter (the “Martinolich” case) remains. It is also pending in federal district court in Florida but has been stayed pending the trial of the SEC matter. The allegations in the Martinolich case largely track those in the SEC matter: the plaintiff, a former Stiefel employee, alleges that Stiefel and its officers and directors violated the US Employee Retirement Income Security Act (ERISA) and federal and state securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to Stiefel at a greatly undervalued price and without disclosing to employees that Stiefel was about to be sold to the Group.

Environmental matters

The Group has been notified of its potential responsibility relating to past operations and its past waste disposal practices at certain sites, primarily in the US. Some of these matters are the subject of litigation, including proceedings initiated by the US federal or state governments for waste disposal, site remediation costs and tort actions brought by private parties.

The Group has been advised that it may be a responsible party at approximately 16 sites, of which nine appear on the National Priority List created by the Comprehensive Environmental Response Compensation and Liability Act (Superfund). These proceedings seek to require the operators of hazardous waste facilities, transporters of waste to the sites and generators of hazardous waste disposed of at the sites to clean up the sites or to reimburse the US Government for cleanup costs. In most instances, the Group is involved as an alleged generator of hazardous waste.

Although Superfund provides that the defendants are jointly and severally liable for cleanup costs, these proceedings are frequently resolved on the basis of the nature and quantity of waste disposed of by the generator at the site. The Group’s proportionate liability for cleanup costs has been substantially determined for 18 of the sites referred to above.

The Group’s potential liability varies greatly from site to site. The cost of investigation, study and remediation at such sites could, over time, be significant. The Group has made a provision for these matters, as noted in Note 29, ‘Other provisions’.